Annual Total Returns - Voya Large-Cap Growth Fund (Class P3 Shares) [BarChart] - Class P3 Shares - Voya Large-Cap Growth Fund - Class P3	Sep. 30, 2020
Bar Chart Table:
2010
2011
2012
2013
2014
2015
2016
2017
2018
2019	33.67%